Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2022 up through the date of the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.

There was no other subsequent event that required recognition or disclosure.